Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
7.	INVENTORIES

Inventories consisted of the followings:

	As of December 31,
	2017	2018
	RMB	RMB
Finished goods	13,956	136,494
Raw materials	36,736	95,481
Inventories	50,692	231,975

For the years ended December 31, 2016, 2017 and 2018, the Group recorded write-down of RMB1,658, RMB81 and RMB1,059 for obsolete inventories, respectively.